Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit at third-party payment channels	[1]		¥ 190,037	¥ 258,039
Input VAT	[2]		107,879	69,075
Interest receivable			105,450	87,057
Advance to suppliers	[3]		80,419	94,100
Corporate lending receivable	[4]		40,000
Deferred platform commission cost			35,922	36,189
Prepaid income tax and other expenses			19,738	55,084
Others			19,555	21,435
Prepaid expenses and other current assets		$ 86,041	¥ 599,000	¥ 620,979

[1]	Deposit at third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items and other recipients in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[3]	Advance to suppliers were primarily for advertising fees and related service fees.
[4]	Corporate lending receivable is the loan to a third-party entity, which is mature in less than one year. The annual interest rate is 10%, which can be waived if certain conditions are met.